Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	RDSA
Entity Registrant Name	ROYAL DUTCH SHELL PLC
Entity Central Index Key	0001306965
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
A Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,440,549,255
B Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,738,410,368